Note 15 - Income Tax - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Income tax expense using combined Canadian federal and provincial statutory rate of 26.5% (2023 - 26.5%) (1)	[1]	$ 68,343	$ 53,884
Permanent differences		2,121	2,075
Impact of changes in foreign exchange rates		2,179	0
Adjustments to tax liabilities for prior periods		8	111
Non-deductible stock-based compensation		6,707	5,667
Foreign, state and provincial tax rate differential		(4,203)	(5,420)
Impact of contingent acquisition consideration fair value adjustments		(5,017)	0
Other taxes		(14)	0
Total		$ 70,124	$ 56,317

[1]	The Canadian federal and provincial statutory rate is comprised of the basic Part 1 federal tax rate of 38%, net 15% after federal abatement and general tax reduction, plus the additional provincial tax of 11.5%. Where subsidiaries are taxed in a different jurisdiction, the impact of the difference in statutory rates is included in "Foreign, state and provincial tax rate differential" within the table.